AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2021
	Shares	Value
Common Stocks - 70.7%
Communication Services - 9.8%
REA Group, Ltd. (Australia)	18,272	$1,977,282
Sea, Ltd., ADR (Singapore)*	44,036	9,830,156
Tencent Holdings, Ltd. (China)	149,000	11,891,326

Total Communication Services		23,698,764
Consumer Discretionary - 18.1%
Alibaba Group Holding, Ltd. (China)*	509,400	14,473,392
ANTA Sports Products, Ltd. (China)	133,000	2,181,449
Aristocrat Leisure, Ltd. (Australia)	195,438	5,127,440
JD.com, Inc. (China)*	79,600	3,356,918
Li Ning Co., Ltd. (China)	651,000	4,258,832
Meituan (China)*,1	214,600	8,374,593
Pinduoduo, Inc., ADR (China)*	43,595	5,836,498

Total Consumer Discretionary		43,609,122
Consumer Staples - 0.7%
Blue Moon Group Holdings, Ltd. (China)*,1	1,168,500	1,686,955
Financials - 3.8%
HDFC Bank, Ltd., ADR (India)*	118,831	9,231,980
Health Care - 13.3%
Adeptus Health, Inc.*,2,3	24,574	0
Alibaba Health Information Technology, Ltd. (Hong Kong)*	1,224,000	3,497,353
Cochlear, Ltd. (Australia)	25,018	4,024,270
CSL, Ltd. (Australia)	40,178	8,120,130
Jinxin Fertility Group, Ltd. (China)[1]	922,000	1,994,281
	Shares	Value

JW Cayman Therapeutics Co., Ltd. (China)*,1	199,500	$803,110
PDL BioPharma, Inc.*,3	30,996	68,811
ResMed, Inc.	157,888	3,037,823
WuXi AppTec Co., Ltd. (China)[1]	288,700	5,701,047
Wuxi Biologics Cayman, Inc. (China)*,1	377,000	4,754,255

Total Health Care		32,001,080
Industrials - 2.0%
Country Garden Services Holdings Co., Ltd. (China)	470,000	4,790,462
Information Technology - 16.8%
Afterpay, Ltd. (Australia)*	80,026	6,250,357
Samsung Electronics Co., Ltd., GDR (South Korea)	10,272	18,727,729
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	130,927	15,486,046

Total Information Technology		40,464,132
Real Estate - 5.2%
Goodman Group, REIT (Australia)	531,205	7,335,062
KE Holdings, Inc., ADR (China)*	91,019	5,186,263

Total Real Estate		12,521,325
Utilities - 1.0%
China Gas Holdings, Ltd. (Hong Kong)	556,200	2,283,581

Total Common Stocks (Cost $168,509,950)		170,287,401
Total Investments - 70.7% (Cost $168,509,950)		170,287,401
Other Assets, less Liabilities - 29.3%		70,649,360
Net Assets - 100.0%		$240,936,761

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $23,314,241 or 9.7% of net assets.
[2]	Escrow shares
[3]	Security's value was determined by using significant unobservable inputs.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$5,836,498	$37,772,624	—	$43,609,122
Information Technology	15,486,046	24,978,086	—	40,464,132
Health Care	—	31,932,269	$68,811	32,001,080
Communication Services	9,830,156	13,868,608	—	23,698,764
Real Estate	5,186,263	7,335,062	—	12,521,325
Financials	9,231,980	—	—	9,231,980
Industrials	—	4,790,462	—	4,790,462
Utilities	—	2,283,581	—	2,283,581
Consumer Staples	—	1,686,955	—	1,686,955
Total Investments in Securities	$45,570,943	$124,647,647	$68,811	$170,287,401
For the period ended March 31, 2021, there were no transfers in or out of Level 3.
Common Stock
Balance as of December 31, 2020	$68,811
Accrued discounts (premiums)	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of March 31, 2021	$68,811

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2021	$0
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of March 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of March 31, 2021	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$68,811	Market Approach -Last Trade Price	Discount Rate	10%	N/A	Decrease
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.